Impairment Charges on Financial Assets	12 Months Ended
Mar. 31, 2025
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Impairment Charges on Financial Assets
34	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2025, 2024 and 2023 consisted of the following:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
Loans and advances		¥378,791		¥222,894		¥138,176
Loan commitments		18,162		(13,875)		8,016
Financial guarantees		14,030		(3,923)		2,272
Investment securities		295		—		—

Total impairment charges on financial assets		¥411,278		¥205,096		¥148,464